                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_]; Amendment Number: __________

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Member
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Domenic J. Ferrante          Boston, MA            08/14/2007
-----------------------


* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the managing member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      2
Form 13F Information Table Entry Total: 63
Form 13F Information Table Value Total: $4,442,771.38
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- -------------------------------------
 1.       28-06946       Brookside Capital Partners Fund, L.P.
 2.       28-06924       Brookside Capital Investors, L.P.

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                     Brookside Capital Partners Fund, L.P.
                   Form 13F Information Table as of 06/30/07

                                                        Market                                   Voting
                                                      Value Long            Invesment   Other   Authority
NAME OF ISSUER               Title of Class   Cusip     x1000      SHARES   Discretion Managers   Sole    Shared None
--------------               -------------- --------- ---------- ---------- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207  72,980.00  1,000,000    SOLE                 X
ABRAXIS BIOSCIENCE INC       COM            00383E106  33,105.05  1,489,206    SOLE                 X
ACE LTD                      ORD            G0070K103  62,520.00  1,000,000    SOLE                 X
ADAMS RESPIRATORY THERAPEUTI COM            00635P107 123,715.99  3,140,797    SOLE                 X
ADVANCED MICRO DEVICES INC   COM            007903107  40,933.75  2,862,500    SOLE                 X
AFLAC INC                    COM            001055102 159,340.00  3,100,000    SOLE                 X
ALEXION PHARMACEUTICALS INC  COM            015351109 136,892.28  3,038,000    SOLE                 X
ALLOT COMMUNICATION LTD      SHS            M0854Q105  19,818.76  2,914,524    SOLE                 X
AMDOCS LTD                   ORD            G02602103 155,507.02  3,905,249    SOLE                 X
AMERICAN STD COS INC DEL     COM            029712106  39,174.57    664,201    SOLE                 X
ANADIGICS INC                COM            032515108  14,057.10  1,019,369    SOLE                 X
ARCELOR MITTAL               NY REG SH CL A 03937E101  41,215.20    660,500    SOLE                 X
AVERY DENNISON CORP          COM            053611109  76,666.13  1,153,221    SOLE                 X
BURGER KING HLDGS INC        COM            121208201  34,111.65  1,295,051    SOLE                 X
CELANESE CORP DEL            COM SER A      150870103 118,710.12  3,061,117    SOLE                 X
CHENIERE ENERGY INC          COM NEW        16411R208  53,491.29  1,378,997    SOLE                 X
CIENA CORP.                  COM            171779101  25,327.13    701,000    SOLE                 X
CNET NETWORKS INC            COM            12613R104  21,564.27  2,633,000    SOLE                 X
CONEXANT SYSTEMS INC         COM            207142100  17,864.24 12,945,100    SOLE                 X
COUGAR BIOTECHNOLOGY INC     COM            222083107  37,402.39  1,584,847    SOLE                 X
CVS CAREMARK CORPORATION     COM            126650100 421,644.23 11,567,743    SOLE                 X
DIGITAL RIV INC              COM            25388B104  17,882.80    395,200    SOLE                 X
DOMINOS PIZZA INC            COM            25754A201  27,120.43  1,484,424    SOLE                 X
DREAMWORKS ANIMATION SKG INC CL A           26153C103  38,867.18  1,347,683    SOLE                 X
EAGLE MATERIALS INC          COM            26969P108  11,605.23    236,600    SOLE                 X
ELOYALTY CORP                COM NEW        290151307   8,447.24    378,970    SOLE                 X
E M C CORP MASS              COM            268648102 366,576.60 20,252,851    SOLE                 X
EMULEX CORP                  COM NEW        292475209  70,445.38  3,225,521    SOLE                 X
GOLDMAN SACHS GROUP INC      COM            38141G104  81,281.25    375,000    SOLE                 X
GREEN MTN COFFEE ROASTERS IN COM            393122106   3,937.00     50,000    SOLE                 X
GRUPO TELEVISA SA DE CV      SP ADR REP ORD 40049J206  41,575.14  1,505,800    SOLE                 X
HANSEN NAT CORP              COM            411310105  88,710.72  2,064,000    SOLE                 X
INFINERA CORPORATION         COM            45667G103   5,033.84    202,000    SOLE                 X
INVERNESS MED INNOVATIONS IN COM            46126P106  40,816.00    800,000    SOLE                 X
JAZZ PHARMACEUTICALS INC     COM            472147107     133.89      8,368    SOLE                 X
HUNT J B TRANS SVCS INC      COM            445658107  90,914.25  3,100,759    SOLE                 X
LIBERTY MEDIA HLDG CORP      INT COM SER A  53071M104  69,129.21  3,095,800    SOLE                 X
LIMITED BRANDS INC           COM            532716107 109,800.00  4,000,000    SOLE                 X
MARTHA STEWART LIVING OMNIME CL A           573083102  18,549.34  1,078,450    SOLE                 X
MBIA INC                     COM            55262C100 220,482.79  3,543,600    SOLE                 X
MCAFEE INC                   COM            579064106  54,865.75  1,558,686    SOLE                 X
MERRILL LYNCH & CO INC       COM            590188108  41,790.00    500,000    SOLE                 X
MGI PHARMA INC               COM            552880106  93,455.15  4,177,700    SOLE                 X
MINDSPEED TECHNOLOGIES INC   COM            602682106  11,396.53  5,156,800    SOLE                 X
MOVE INC COM                 COM            62458M108  21,369.70  4,770,022    SOLE                 X
NET 1 UEPS TECHNOLOGIES INC  COM NEW        64107N206  46,138.33  1,910,490    SOLE                 X
NOKIA CORP                   SPONSORED ADR  654902204 119,841.36  4,263,300    SOLE                 X
POWERWAVE TECHNOLOGIES INC   COM            739363109  21,193.95  3,163,276    SOLE                 X
QUALCOMM INC                 COM            747525103 266,987.43  6,153,202    SOLE                 X
RED HAT INC                  COM            756577102  58,594.95  2,629,935    SOLE                 X
SCRIPPS E W CO OHIO          CL A           811054204  44,273.61    969,000    SOLE                 X
SEAGATE TECHNOLOGY           COM              2166245  19,542.75    897,692    SOLE                 X
SPRINT NEXTEL CORP           COM FON        852061100 135,076.83  6,522,300    SOLE                 X
STAPLES INC                  COM            855030102 113,086.57  4,765,553    SOLE                 X
STARENT NETWORKS CORP        COM            85528P108   2,954.70    201,000    SOLE                 X
STEEL DYNAMICS INC           COM            858119100   8,708.90    207,800    SOLE                 X
SUN MICROSYSTEMS INC         COM            866810104  51,568.51  9,803,900    SOLE                 X
TEKELEC                      COM            879101103  97,137.42  6,736,298    SOLE                 X
VERTEX PHARMACEUTICALS INC   COM            92532F100  69,649.27  2,438,700    SOLE                 X
VONAGE HLDGS CORP            COM            92886T201  16,768.03  5,391,648    SOLE                 X
WARNER MUSIC GROUP CORP      COM            934550104  23,900.89  1,654,041    SOLE                 X
WESCO INTL INC               COM            95082P105  66,426.27  1,098,863    SOLE                 X
YAHOO INC                    COM            984332106  40,695.00  1,500,000    SOLE                 X